Fair Value Measurements (Details) (Designated as Hedging Instrument [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013		Dec. 30, 2012
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	$ 344	[1]	$ 52	[1]
Gain/ (Loss) reclassified from Accumulated OCI into income	107	[1]	(124)	[1]
Gain/ (Loss) recognized in Other income/expense	17	[2]	(6)	[2]
Foreign exchange contracts [Member] | Sales to customers [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	45	[1],[3]	45	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	49	[1],[3]	(58)	[1],[3]
Gain/ (Loss) recognized in Other income/expense	2	[2],[3]	(1)	[2],[3]
Foreign exchange contracts [Member] | Cost of products sold [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	271	[1],[3]	103	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	69	[1],[3]	(98)	[1],[3]
Gain/ (Loss) recognized in Other income/expense	23	[2],[3]	(4)	[2],[3]
Foreign exchange contracts [Member] | Research and development expense [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	24	[1],[3]	(42)	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	16	[1],[3]	19	[1],[3]
Gain/ (Loss) recognized in Other income/expense	(4)	[2],[3]	(1)	[2],[3]
Foreign exchange contracts [Member] | Other (income)/expense, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	(13)	[1],[3]	(65)	[1],[3]
Gain/ (Loss) reclassified from Accumulated OCI into income	(17)	[1],[3]	29	[1],[3]
Gain/ (Loss) recognized in Other income/expense	(4)	[2],[3]	0	[2],[3]
Cross currency interest rate swaps [Member] | Interest (income)/Interest expense, net [Member]
Summary of designated derivatives
Gain/ (Loss) recognized in Accumulated OCI	17	[1],[4]	11	[1],[4]
Gain/ (Loss) reclassified from Accumulated OCI into income	(10)	[1],[4]	(16)	[1],[4]
Gain/ (Loss) recognized in Other income/expense	$ 0	[2],[4]	$ 0	[2],[4]

[1]	Effective portion
[2]	Ineffective portion
[3]	Forward foreign exchange contracts
[4]	Cross currency interest rate swaps